UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        2/12/2002


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           46

Form 13F Information Table Value Total: $         186,710



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2007    36000 SH       SOLE                    36000
ADVANCED MICRO DEVICES         COM              007903107     4601   290100 SH       SOLE                   290100
AMERADA HESS CORP.             COM              023551104     5956    95300 SH       SOLE                    95300
AMERICAN EXPRESS CO            COM              025816109     5336   149500 SH       SOLE                   149500
AT&T CORP WIRELESS GROUP       COM              00209A106     4288   298400 SH       SOLE                   293400              5000
CAMPBELL SOUP CO               COM              134429109     3949   132200 SH       SOLE                   132200
CITRIX SYS INC                 COM              177376100     5035   222200 SH       SOLE                   222200
COMPAQ COMPUTER CORP           COM              204493100     5947   609300 SH       SOLE                   596300             13000
COMVERSE TECHNOLOGY INC        COM              205862402     1454    65000 SH       SOLE                    65000
CONAGRA INC                    COM              205887102     3114   131000 SH       SOLE                   131000
CORNING INC COM                COM              219350105     6885   771900 SH       SOLE                   771900
COSTCO WHOLESALE CORP.         COM              22160K105     2707    61000 SH       SOLE                    61000
DIAMONDS TRUS-UNIT             COM                             259     2600 SH       SOLE                     2600
DU PONT E I DE NEMOURS         COM              263534109     4821   113400 SH       SOLE                   113400
EMC CORP                       COM              268648102     3255   242200 SH       SOLE                   242200
EMERSON ELEC CO                COM              291011104     4300    75300 SH       SOLE                    75300
FOREST OIL CORP                COM              346091705     2877   102000 SH       SOLE                   102000
GATEWAY INC                    COM              367626108     3186   396300 SH       SOLE                   396300
GENERAL MTRS CORP COM          COM              370442105     8563   176200 SH       SOLE                   174200              2000
HEALTH MANAGEMENT CL A         COM              421933102     3165   172000 SH       SOLE                   172000
HEWLETT PACKARD                COM              428236103     5172   251800 SH       SOLE                   245800              6000
HONEYWELL INC COM              COM              438516106     6277   185600 SH       SOLE                   181600              4000
HUMANA INC                     COM              444859102     6523   553300 SH       SOLE                   548300              5000
INTEL CORP.                    COM              458140100     2529    80400 SH       SOLE                    77400              3000
JP MORGAN CHASE                COM              46625H100     2908    80000 SH       SOLE                    80000
KELLOGG CO COM                 COM              487836108     4199   139500 SH       SOLE                   139500
MARATHON OIL CORP.             COM              565849106     2940    98000 SH       SOLE                    95000              3000
MERCK & CO INC COM             COM              589331107     3704    63000 SH       SOLE                    63000
NEWMONT MINING CORP            COM              651639106     4481   234500 SH       SOLE                   230000              4500
NEXTEL COMMUNICATIONS          COM              65332V103     5803   529500 SH       SOLE                   529500
OXFORD HEALTH PLANS INC        COM              691471106     3361   111500 SH       SOLE                   111500
PLACER DOME                    COM              725906101      213    19500 SH       SOLE                    12500              7000
RAYTHEON CO                    COM              755111507     1559    48000 SH       SOLE                    48000
S&P DEPOSITORY RECEIPTS        COM                             251     2200 SH       SOLE                     2200
SARA LEE CORP                  COM              803111103     3134   141000 SH       SOLE                   141000
SCHWAB CHARLES CP NEW          COM              808513105     3809   246200 SH       SOLE                   246200
SOLECTRON CORP COM             COM              834182107     2079   184300 SH       SOLE                   176300              8000
SPRINT PCS GROUP               COM              852061506     2756   112900 SH       SOLE                   112900
SUN MICROSYSTEMS               COM              866810104     8321   676500 SH       SOLE                   667500              9000
SUNOCO INC.                    COM              86764p109     4716   126300 SH       SOLE                   124600              1700
TESORO PETROLEUM CORP          COM              881609101     6465   493100 SH       SOLE                   488600              4500
TEXAS INSTRUMENTS              COM              882508104     5404   193000 SH       SOLE                   193000
UNITED TECHNOLOGIES CORP       COM              913017109     6592   102000 SH       SOLE                   100000              2000
WAL MART STORES INC            COM              931142103     2014    35000 SH       SOLE                    35000
WORLDCOM INC. - WORLDCOM GROUP COM              98157D106     3714   263800 SH       SOLE                   257800              6000
YAHOO! INC                     COM              984332106     6079   342700 SH       SOLE                   342700